Rental Properties, Net (FY) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Real Estate [Abstract]
Schedule of Investments in Rental Properties

The Company’s investments in rental properties consisted of the following (in thousands):

	June 30, 2020	December 31, 2019
Land	$119,028	$119,028
Building and improvements	722,891	720,420
Furniture, fixtures and equipment	26,961	25,906
Construction in progress	163	1,955
	869,043	867,309
Less: accumulated depreciation	(151,729)	(131,779)
	$717,314	$735,530

The Company’s investments in rental properties consisted of the following (in thousands):

	December 31, 2019	December 31, 2018
Land	$119,028	$119,028
Building and improvements	720,420	716,839
Furniture, fixtures and equipment	25,906	23,903
Construction in progress	1,955	490
	867,309	860,260
Less: accumulated depreciation	(131,779)	(92,522)
	$735,530	$767,738
Assets held for sale - rental properties	-	42,863
	$735,530	$810,601